LOSS ON SALE OF VESSEL	6 Months Ended
Jun. 30, 2015
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
LOSS ON SALE OF VESSEL	LOSS ON SALE OF VESSEL The loss on sale of assets in the six months ended June 30, 2014 is attributable to the sale of the VLCC Ulysses (ex Phoenix Voyager) in March 2014.